SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (FY) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Wealth Management Product | item		2	2
Useful Life of Specified Mining Machines			2 years
Useful Life of Mining Data-center			13 years
Balance of cryptocurrency receivables	$ 0		$ 0	$ 0	$ 0
Writeoff for allowance for Credit Loss,			0	0	0
Recovery for allowance for Credit Loss			$ 0	$ 0	$ 0